Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 57,084	$ 55,945
Total Capital to Risk Weighted Assets, Actual (Ratio)	14.80%	15.60%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 30,910	$ 28,708
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 38,637	$ 35,885
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 44,843	$ 43,527
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	11.60%	12.10%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 23,182	$ 21,531
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 30,910	$ 28,708
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 34,220	$ 32,931
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	8.90%	9.20%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 17,387	$ 16,148
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 25,114	$ 23,325
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 44,843	$ 43,527
Tier 1 Capital to Average Assets, Actual (Ratio)	8.40%	8.20%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 21,372	$ 21,225
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,715	$ 26,531
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 56,007	$ 56,221
Total Capital to Risk Weighted Assets, Actual (Ratio)	14.60%	15.80%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 30,691	$ 28,549
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 38,364	$ 35,686
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 53,300	$ 53,337
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	13.90%	15.00%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 23,018	$ 21,412
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 30,691	$ 28,549
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 42,677	$ 42,741
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	11.10%	12.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 17,264	$ 17,843
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 24,937	$ 23,196
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 53,300	$ 53,337
Tier 1 Capital to Average Assets, Actual (Ratio)	10.00%	10.10%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 21,312	$ 21,156
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,640	$ 26,445
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%